Note 6. Income Taxes: Summary of Operating Loss Carryforwards (Tables)	6 Months Ended
Jun. 30, 2015
Tables/Schedules
Summary of Operating Loss Carryforwards

		June 30, 2015		December 31, 2014
Individual components giving rise to the deferred tax assets are as follows:	$		$
Future tax benefit arising from net operating loss carryovers		784,725		157,172
Less valuation allowance		(784,725)		(157,172)
Net deferred asset		$-		$-